INCOME TAXES (Details) $ / shares in Units, $ in Thousands, € in Millions		12 Months Ended
	Apr. 01, 2018 USD ($)	Dec. 31, 2024 USD ($) item $ / shares	Dec. 31, 2024 USD ($) ¥ / shares	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2017
INCOME TAXES
Net income (loss)		$ (75,808)			$ (31,086)		$ (43,346)
Operating loss		(47,250)			(30,450)		$ (61,857)
Deferred tax assets, valuation allowance		$ 27,336	$ 27,336		$ 10,037	$ 10,037
Basic loss per ordinary share | (per share)		$ (0.29)	$ (0.29)		$ (0.13)	$ (0.13)	$ (0.18)	¥ (0.18)
Diluted loss per ordinary share | (per share)		$ (0.29)	$ (0.29)		$ (0.13)	$ (0.13)	$ (0.18)	¥ (0.18)
Percentage of withholding tax on dividends paid to foreign investors		10.00%		10.00%
Aggregate undistributed earnings available for distribution		$ 284,098	$ 284,098		$ 304,782	$ 304,782
Deferred tax liabilities attributable to undistributed earning		0	0
PRC, Hong Kong, United States and Canada
INCOME TAXES
Operating loss		$ 297,264
Beijing Shunyuan
INCOME TAXES
Income tax rate		15.00%		15.00%	15.00%		15.00%
Anhui Huami, Anhui Health and Shun Yuan
INCOME TAXES
Decrease in income tax benefit		$ 274			$ 4,426
Decrease in the income tax expense		$ 1,331			$ 1,331		$ 1,331
Basic loss per ordinary share | $ / shares		$ 0.005			$ 0.001		$ 0.02
Diluted loss per ordinary share | $ / shares		$ 0.005			$ 0.001		$ 0.02
Minimum
INCOME TAXES
Underpayment of tax liability		$ 14	$ 14
Hong Kong
INCOME TAXES
Number of nominators | item		1		1
Hong Kong | Minimum
INCOME TAXES
Net income (loss)	$ 2,000
Income tax rate	8.25%
Hong Kong | Maximum
INCOME TAXES
Income tax rate	16.50%
United States
INCOME TAXES
Income tax rate		21.00%		21.00%
Operating loss carry forwards carry forward period									20 years
Netherland
INCOME TAXES
Profit earned by the subsidiary		$ 190		€ 0.2
Netherland | Profits Upto 0.2 Million Euros
INCOME TAXES
Income tax rate		19.00%		19.00%
Netherland | Profits beyond 0.2 Million Euros
INCOME TAXES
Income tax rate		25.80%		25.80%
Netherland | Minimum
INCOME TAXES
Income tax rate		19.00%		19.00%
PRC
INCOME TAXES
Income tax rate		25.00%		25.00%
Operating loss		$ 262,564
PRC | Anhui Huami
INCOME TAXES
Income tax rate		15.00%		15.00%	15.00%		15.00%
PRC | Anhui Huami Health Technology Co., Ltd ("Anhui Health")
INCOME TAXES
Income tax rate		15.00%		15.00%	15.00%		15.00%
Canada | Minimum
INCOME TAXES
Operating loss carry forwards carry forward period		3 years		3 years
Canada | Maximum
INCOME TAXES
Operating loss carry forwards carry forward period		20 years		20 years